(19) REGULATORY CHARGES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Regulatory Charges Details Abstract
Fee for the use of water resources	R$ 1,701	R$ 1,256
Global reversal reserve - RGR	17,288	17,545
ANEEL inspection fee - TFSEE	5,470	2,061
Energy development account - CDE	0	262,213
Tariff flags and others	126,196	298,525
Total	R$ 150,656	R$ 581,600